Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share - Brilliant Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share [Line Items]
Net loss	$ (460,282)	$ (20,373)
Weighted average shares outstanding, basic and diluted	6,040,579	6,111,000
Basic and diluted net loss per ordinary share	$ (0.08)	$ 0